Selected Balance Sheet Data (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid inventories	$ 7,303	$ 8
Prepaid insurance	4,996	48
Deposits (primarily deposits relating to equipment purchases)	2,783
Assets held for sale	1,848
Prepaid licenses and subscriptions	801
Other	119
Total	$ 17,850	$ 56